Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Yandex N.V.
Entity Central Index Key	0001513845
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Common Class A
Entity Common Stock, Shares Outstanding	159,217,348
Common Class B
Entity Common Stock, Shares Outstanding	164,621,382

CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2011 Priority share USD ($)	Dec. 31, 2011 Priority share RUB	Dec. 31, 2010 Priority share RUB	Dec. 31, 2011 Preference shares USD ($)	Dec. 31, 2011 Preference shares RUB	Dec. 31, 2010 Preference shares RUB
Current assets:
Cash and cash equivalents	$ 196.4	6,322	3,371
Term deposits	160.6	5,169	3,361
Accounts receivable, net	38.8	1,250	798
Funds receivable, net	5.4	174	49
Prepaid expenses	19.5	630	393
Deferred tax assets	9.2	297	27
Other current assets	20.6	663	196
Total current assets	450.5	14,505	8,195
Property and equipment, net	216.6	6,973	2,983
Intangible assets, net	15.1	486	129
Goodwill	35.2	1,132	662
Long-term prepaid expenses	19.1	616	275
Restricted cash	14.1	454
Term deposits	76.2	2,454	213
Investments in non-marketable equity securities	17.7	569	92
Investments in debt securities	209.1	6,733
Deferred tax assets	0.4	11	16
Other non-current assets	4.4	143	52
TOTAL ASSETS	1,058.4	34,076	12,617
Current liabilities:
Accounts payable and accrued liabilities	53.4	1,722	979
Taxes payable	28.4	916	582
Deferred revenue	28	900	550
Funds payable and amounts due to customers	36.5	1,174	826
Total current liabilities	146.3	4,712	2,937
Deferred tax liabilities	5.9	189	50
Other accrued liabilities	6.9	222	15
Total liabilities	159.1	5,123	3,002
Commitments and contingencies
Shareholders' equity:
Preferred share
Ordinary shares: par value (Class A Euro 0.01, Class B Euro 0.10 and Class C Euro 0.09); shares authorized (Class A 4,539,525,900 and 2,000,000,000, Class B 302,635,060 and 273,764,304, and Class C 302,635,060 and 276,063,445); shares issued (Class A 30,058,214 and 159,217,348, Class B 273,764,304 and 164,621,382, and Class C 2,299,141 and 109,142,922); shares outstanding (Class A 30,051,214 and 159,217,348, Class B 273,764,304 and 164,621,382, and Class C nil and nil)	18.5	595	972
Additional paid-in capital	395.3	12,729	467
Accumulated other comprehensive income	56.8	1,828	148
Retained earnings	428.7	13,801	8,028
Total shareholders' equity	899.3	28,953	9,615
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,058.4	34,076	12,617

CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Priority share
Preferred share, par value (in Euro per share)	€ 1	€ 1
Preferred share, share authorized	1	1
Preferred share, share issued	1	1
Preferred share, share outstanding	1	1
Preference shares
Preferred share, par value (in Euro per share)	€ 0.01
Preferred share, share authorized	2,000,000,001
Preferred share, share issued	0
Preferred share, share outstanding	0
Common Class A
Ordinary shares, par value (in Euro per share)	€ 0.01	€ 0.01
Ordinary shares, shares authorized	4,539,525,900	2,000,000,000
Ordinary shares, shares issued	30,058,214	159,217,348
Ordinary shares, shares outstanding	30,051,214	159,217,348
Common Class B
Ordinary shares, par value (in Euro per share)	€ 0.1	€ 0.1
Ordinary shares, shares authorized	302,635,060	273,764,304
Ordinary shares, shares issued	273,764,304	164,621,382
Ordinary shares, shares outstanding	273,764,304	164,621,382
Common Class C
Ordinary shares, par value (in Euro per share)	€ 0.09	€ 0.09
Ordinary shares, shares authorized	302,635,060	276,063,445
Ordinary shares, shares issued	2,299,141	109,142,922
Ordinary shares, shares outstanding

CONSOLIDATED STATEMENTS OF INCOME In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 RUB		Dec. 31, 2010 RUB		Dec. 31, 2009 RUB
Revenues	$ 622.2		20,033		12,500		8,729
Operating costs and expenses:
Cost of revenues	146.2	[1]	4,707	[1]	2,585	[1]	2,086	[1]
Product development	97	[1]	3,124	[1]	2,073	[1]	1,619	[1]
Sales, general and administrative	102.3	[1]	3,294	[1]	1,838	[1]	1,474	[1]
Depreciation and amortization	58.2		1,874		1,181		912
Total operating costs and expenses	403.7		12,999		7,677		6,091
Income from operations	218.5		7,034		4,823		2,638
Interest income	6.9		222		156		67
Other (expense)/income, net	1.9		62		24		(23)
Net income before income taxes	227.3		7,318		5,003		2,682
Provision for income taxes	48		1,545		1,186		672
Net income	$ 179.3		5,773		3,817		2,010
Net income per Class A and Class B share:
Basic (in USD or RUR per share)	$ 0.57		18.3		12.56		6.63
Diluted (in USD or RUR per share)	$ 0.55		17.59		12.37		6.52
Weighted average number of Class A and Class B shares outstanding
Basic (in shares)	315,541,639		315,541,639		303,817,388		303,109,083
Diluted (in shares)	328,155,087		328,155,087		308,580,600		308,156,196

[1]	These balances exclude depreciation and amortization expenses, which are presented separately, and include share-based compensation expenses of:

CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Cost of revenues USD ($)	Dec. 31, 2011 Cost of revenues RUB	Dec. 31, 2010 Cost of revenues RUB	Dec. 31, 2009 Cost of revenues RUB	Dec. 31, 2011 Product development USD ($)	Dec. 31, 2011 Product development RUB	Dec. 31, 2010 Product development RUB	Dec. 31, 2009 Product development RUB	Dec. 31, 2011 Sales, general and administrative USD ($)	Dec. 31, 2011 Sales, general and administrative RUB	Dec. 31, 2010 Sales, general and administrative RUB	Dec. 31, 2009 Sales, general and administrative RUB
Share-based compensation expense	$ 0.8	26	16	10	$ 4.8	153	87	60	$ 4.6	150	57	139

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2009 RUB
Net income	$ 179.3	5,773	3,817	2,010
Other comprehensive income:
Foreign currency translation adjustment	52.2	1,680	11	61
Total other comprehensive income	52.2	1,680	11	61
Comprehensive income	$ 231.5	7,453	3,828	2,071

CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2009 RUB
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 179.3	5,773	3,817	2,010
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	56.7	1,826	1,147	872
Amortization of acquisition-related intangible assets	1.5	48	34	40
Share-based compensation expense	8.9	286	160	209
Deferred income taxes	(5.3)	(169)	2	(37)
Foreign exchange losses/(gains)	(3.1)	(101)	(11)	64
Other	1.2	40
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(13.5)	(434)	(437)	(108)
Funds receivable	(3.9)	(125)	(3)	68
Prepaid expenses and other assets	(33.9)	(1,092)	176	(465)
Accounts payable and accrued liabilities	32.5	1,045	641	342
Deferred revenue	10.8	348	166	56
Funds payable and amounts due to customers	10.9	349	271	136
Net cash provided by operating activities	242.1	7,794	5,963	3,187
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(172.9)	(5,566)	(2,199)	(987)
Acquisitions of businesses, net of cash acquired	(22.9)	(735)	(143)	(232)
Investments in non-marketable equity securities	(14.8)	(478)	(92)
Investments in debt securities	(203.4)	(6,548)
Investments in term deposits	(419.9)	(13,519)	(5,248)	(4,128)
Maturities of term deposits	294.6	9,485	3,616	2,419
Escrow cash deposit	(13.4)	(433)
Net cash used in investing activities	(552.7)	(17,794)	(4,066)	(2,928)
CASH FLOWS (USED IN)/PROVIDED BY FINANCING ACTIVITIES:
Dividends paid			(906)	(160)
Ordinary shares issuance costs	(0.9)	(28)
Proceeds from issuance of ordinary shares	354.2	11,403		1
Proceeds from exercise of share options	7.2	231	1	34
Repurchase of share options	(0.3)	(8)	(2)	(107)
Net cash (used in)/provided by financing activities	360.2	11,598	(907)	(232)
Effect of exchange rate changes on cash and cash equivalents	42.1	1,353	(24)	120
Net change in cash and cash equivalents	91.7	2,951	966	147
Cash and cash equivalents at beginning of period	104.7	3,371	2,405	2,258
Cash and cash equivalents at end of period	196.4	6,322	3,371	2,405
Supplemental disclosure of cash flow information:
Cash paid for income taxes	52.3	1,684	1,179	629
Acquisition related activities:
Cash paid for acquisitions	23.1	745	236	232
Fair value of equity issued in connection with acquisitions			3	10

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data, unless otherwise specified	Total USD ($)	Total RUB	Priority Share Issued and Outstanding	Ordinary Shares Issued and Outstanding USD ($)	Ordinary Shares Issued and Outstanding RUB	Additional Paid-In Capital USD ($)	Additional Paid-In Capital RUB	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Other Comprehensive Income/(Loss) RUB	Retained Earnings USD ($)	Retained Earnings RUB
Balance at Dec. 31, 2008		4,319			1,083		48		76		3,112
Balance (in shares) at Dec. 31, 2008					302,639,008
Increase (Decrease) in Stockholders' Equity
Share-based compensation expense		209					209
Exercise of share options (Note 15)		34					34
Exercise of share options (Note 15) (in shares)					1,075,000
Repurchase of share options (Note 15)		(107)					(107)
Class B shares conversion					(103)		103
Issuance of restricted shares (Note 16)		10			1		9
Issuance of restricted shares (Note 16) (in shares)					112,000
Issuance of priority share (Note 13) (in shares)			1
Repurchase and cancellation of shares (in shares)					(10,490)
Foreign currency translation adjustment		61							61
Net income		2,010									2,010
Balance at Dec. 31, 2009		6,536			981		296		137		5,122
Balance (in shares) at Dec. 31, 2009			1		303,815,518
Increase (Decrease) in Stockholders' Equity
Share-based compensation expense		160					160
Exercise of share options (Note 15)		1					1
Exercise of share options (Note 15) (in shares)					7,500
Repurchase of share options (Note 15)		(1)					(1)
Class B shares conversion					(9)		9
Issuance of restricted shares (Note 16)		3					3
Repurchase and cancellation of shares		(1)					(1)
Repurchase and cancellation of shares (in shares)					(7,500)
Dividends declared (Note 12)		(911)									(911)
Foreign currency translation adjustment		11							11
Net income		3,817									3,817
Balance at Dec. 31, 2010		9,615			972		467		148		8,028
Balance (in shares) at Dec. 31, 2010			1		303,815,518
Increase (Decrease) in Stockholders' Equity
Share-based compensation expense		286					286
Exercise of share options (Note 15)		231			1		230
Exercise of share options (Note 15) (in shares)					3,083,212
Repurchase of share options (Note 15)		(8)					(8)
Class B shares conversion					(385)		385
Issuance of shares at IPO		11,403			7		11,396
Issuance of shares at IPO (in shares)					16,940,000
Primary offering expenses		(27)					(27)
Foreign currency translation adjustment	52.2	1,680							1,680
Net income	179.3	5,773									5,773
Balance at Dec. 31, 2011	$ 899.3	28,953		$ 18.5	595	$ 395.3	12,729	$ 56.8	1,828	$ 428.7	13,801
Balance (in shares) at Dec. 31, 2011			1	323,838,730

ORGANIZATION AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND DESCRIPTION OF THE BUSINESS
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

1. ORGANIZATION AND DESCRIPTION OF THE BUSINESS

        Yandex N.V., together with its consolidated subsidiaries (together, the "Company"), is an internet and technology company and operates Russia's largest internet search engine. The Company generates substantially all of its revenues from online advertising. It also generates revenues from online payment commissions.

        Yandex N.V. was incorporated under the laws of the Netherlands in June 2004 and is the holding company of Yandex LLC, incorporated in the Russian Federation in October 2000, and other subsidiaries.

        The Company operates as a single segment.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation

        The accompanying consolidated financial statements have been prepared in conformity with the accounting principles generally accepted in the United States of America ("U.S. GAAP"). The accompanying consolidated financial statements differ from the financial statements prepared by the group's individual legal entities for statutory purposes in that they reflect certain adjustments, not recorded in the accounting records of the group's individual legal entities, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. Distributable retained earnings of the Company are based on amounts reported in statutory accounts of individual entities and may significantly differ from amounts calculated on the basis of U.S. GAAP.

  Principles of Consolidation

        The consolidated financial statements include the accounts of the parent company and the entities it controls. All inter-company transactions and balances within the Company have been eliminated upon consolidation.

  Certain Risks and Concentrations

        The Company's revenues are principally derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in customer buying or advertiser spending behavior could adversely affect the Company's financial position and results of operations.

        In addition, the Company's principal business activities are within the Russian Federation. Laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company's financial position and results of operations.

        The majority of the Company's revenue is collected on a prepaid basis; credit terms are extended only to certain sales agencies and to larger loyal clients. Accounts receivable are typically unsecured and are derived from revenues earned from customers located in the Russian Federation.

        No individual customer or groups of affiliated customers represented more than 10% of the Company's revenues, or accounts receivable in 2009, 2010, and 2011.

        Financial instruments that potentially subject the Company to significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents, term deposits and debt securities. The primary focus of the Company's investment strategy is to preserve capital and meet liquidity requirements.

        The Company's investment policy addresses the level of credit exposure by limiting the concentration in one banking institution, one geography and establishing a minimum credit rating for its banking relationships. To manage the risk exposure, the Company maintains its portfolio of investments in a variety of highly-rated debt instruments issued by financial institutions, term deposits and money market funds.

  Foreign Currency Translation

        The functional currency of the Company's parent company is the U.S. dollar. The functional currency of the Company's operating subsidiaries domiciled in Russia is the Russian ruble. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at weighted average rates of exchange. Translation gains and losses are recorded as currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other income/(expense), net in the accompanying consolidated statements of income.

  Convenience Translation

        Translations of amounts from RUR into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUR 32.1961 to $1.00, the official exchange rate quoted by the Central Bank of the Russian Federation as of December 31, 2011. No representation is made that the RUR amounts could have been, or could be, converted into U.S. dollars at such rate.

  Use of Estimates

        The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to fair values of share-based awards, accounts receivable allowance, fair value of financial instruments, intangible assets and goodwill, useful lives of intangible assets and property and equipment, impairment assessments, contingencies, and income taxes. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

  Revenue Recognition

        The Company's revenues consist of the following:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Advertising revenue(1):
Text-based advertising:
Yandex websites	5,800	9,454	14,590	453.2
Yandex ad network websites	1,733	1,506	2,922	90.7

Total text-based advertising	7,533	10,960	17,512	543.9
Display advertising	933	1,229	2,096	65.1

Total advertising revenue	8,466	12,189	19,608	609.0
Online payment commissions	201	263	383	11.9
Other revenues	62	48	42	1.3

Total revenues	8,729	12,500	20,033	622.2

(1)
The Company records revenue net of VAT, commissions and discounts. Because it is impractical to track commissions and discounts for text-based advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

        The Company recognizes revenues when the services have been rendered, the price is fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured. Revenue is recorded net of value added tax ("VAT").

        The Company's principal revenue streams and their respective accounting treatments are discussed below:

  Advertising Revenues

        The Company's advertising revenue is generated from serving both text-based and display ads on its own websites and on Yandex ad network members' websites. Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company's consolidated balance sheets and recognized as advertising revenues in the period services are provided.

        Advertising sales commissions that are paid to agencies are accounted for as an offset to revenues and amounted to RUR 487, RUR 998 and RUR 1,916 ($59.5) in 2009, 2010 and 2011, respectively.

        In accordance with U.S. GAAP, the Company reports advertising revenue gross of fees paid to the Company's Yandex ad network members, because the Company is the primary obligor to its advertisers and retains collection risk. The Company records fees paid to ad network members as traffic acquisition costs, a component of cost of revenues.

        The Company recognizes advertising revenue based on the following principles:

  Text-Based Advertising

        The Company's Yandex.Direct service offers advertisers the ability to place text-based ads on Yandex and Yandex ad network member websites targeted to users' search queries or website content. The Company recognizes as revenues fees charged to advertisers as "click-throughs" occur. A "click-through" occurs each time a user clicks on one of the text-based ads that are displayed next to the search results or on the content pages of Yandex or Yandex ad network members' websites.

  Display Advertising

        The Company recognizes revenue from display advertising on its websites and on the Yandex ad network member websites as "impressions" are delivered. An "impression" is delivered when an advertisement appears in pages viewed by users.

  Online Payment Commissions

        Yandex.Money earns commissions from processing electronic payment transactions for its customers. Commission revenues resulting from processing an electronic payment transaction are recognized once the transaction is complete.

  Cost of Revenues

        Cost of revenues primarily consists of traffic acquisition costs. Traffic acquisition costs consist of amounts ultimately paid to Yandex ad network members and to certain other partners ("distribution partners") who distribute the Company's toolbar and other products. These amounts are primarily based on revenue-sharing arrangements with ad network members and distribution partners. Traffic acquisition costs are expensed as incurred. Cost of revenues also includes expenses associated with the operation of the Company's data centers, including personnel costs, rent, utilities and bandwidth costs; as well as content acquisition costs.

  Product Development Expenses

        Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company's search engine and other Company websites and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff.

  Share-Based Compensation

        The Company estimates the fair value of share options and share appreciation rights (together, "Share-Based Awards") that are expected to vest using the Black-Scholes-Merton ("BSM") pricing model and recognizes the fair value on a straight-line basis over the requisite servicing period. The Company used the following assumptions in the BSM pricing model when valuing its Share-Based Awards:

  •
  Expected forfeitures.  This assumption is estimated using historical trends of the number of awards forfeited prior to vesting and adjusted as appropriate for exceptional circumstances. As the Company typically only grants Share-Based Awards to senior employees who have been with the Company for at least one year, and the turnover rate for such employees is minimal, the Company has estimated expected forfeitures to be insignificant.

  •
  Expected volatility.  Because the Company's ordinary shares were not been publicly traded prior to May 2011, expected volatility has been estimated based on an analysis of the historical stock price volatility of comparable public companies for a preceding period equal to the expected term of the award grant being valued.

  •
  Expected term.  The expected term of awards granted has been calculated following the "simplified" method, using half of the sum of the contractual and vesting terms, because the Company has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.

  •
  Dividend yield.  This assumption is measured as the average annualized dividend estimated to be paid by the Company over the expected life of the award as a percentage of the share price at the grant date. In the past, the Company has declared and paid dividends, including with respect to the year ended December 31, 2010. The Company did not declare any dividends with respect to 2009 or 2011. Currently, the Company does not have any plans to pay dividends in the near term. When the Company declared dividends in 2010, it followed the practice of paying optionees bonuses calculated as an amount per vested option share equal to the amount of the dividend declared per share. Because optionees were generally compensated for dividends and the Company has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its option pricing model for awards granted in the years ended December 31, 2009, 2010 and 2011.

  •
  Fair value of ordinary shares.  Prior to May 2011, the Company's ordinary shares were not publicly traded. Therefore, it estimated the fair value of its ordinary shares on the basis of valuations arrived at by employing the "income approach" and the "market approach" valuation methodologies. Under the income approach, the Company relied on the discounted cash flows ("DCF") method. Under the market approach, the Company relied on the guideline publicly traded company method as well as the prior transaction method. For periods after May 2011, the Company estimated the fair value of its ordinary shares using the closing price of its ordinary shares on the NASDAQ Global Select Market on the date of grant.

  •
  Risk-free interest rate.  To estimate the risk-free rate, the Company used the implied yield currently available on Russian Eurobonds with a remaining term equal to the expected term of the Share-Based Award grant being valued.

        The weighted average assumptions used in the BSM pricing model for grants made in the years ending December 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Dividend yield	—	—	—
Expected annual volatility	64%	62%	65%
Risk-free interest rate	4.50%	4.00%	1.6%
Expected life of the awards (years)	5.30 - 6.12	6.08 - 6.12	6.12 - 6.17
Weighted-average grant date fair value of awards (per share)	$2.18	$4.04	$12.82

        The Company accounts for share awards issued to non-employees at fair value.

  Income Taxes

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry-forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the underlying balance sheet account or, if unrelated to a balance sheet account, the timing of expected realization. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Uncertain income tax positions are recognized in the financial statements if it is more likely than not that they will be sustained on audit by the tax authorities, including resolution of related appeals or litigation processes, if any. These tax benefits are measured as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

        The Company recognizes interest and penalties related to unrecognized income tax benefits within the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included within the other accrued liabilities line together with the unrecognized income tax benefits.

  Property and Equipment

        Property and equipment are recorded at cost and depreciated over their useful lives. All capital expenditures incurred before the property, plant and equipment are ready for their intended use are capitalized as assets not yet in use.

        Depreciation and amortization is computed under the straight-line method using estimated useful lives as follows:

Estimated useful lives
Computer equipment	3 years
Office furniture and equipment	3 years
Buildings	10 - 20 years
Leasehold improvements	the shorter of 5 years or the remaining period of the lease term
Other equipment	3 - 5 years
Purchased technologies and licenses	the underlying license terms

        Land is not depreciated.

        Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

  Goodwill and Other Acquired Intangible Assets

        Goodwill represents the excess of purchase consideration over the Company's share of fair value of the net assets of acquired businesses. Goodwill is not subject to amortization but is tested for impairment at least annually.

        Intangible assets with definite lives are amortized over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate an asset's carrying value may not be recoverable. The Company currently amortizes acquired intangible assets with definite lives using the straight-line method and estimated useful lives of assets ranging from 0.9 to 15.0 years, with a weighted-average life of 7.0 years.

        Goodwill is reviewed for impairment as of the end of each fiscal year. The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit's net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit's carrying amount is greater than its fair value, then a second step is performed whereby the portion of the fair value that relates to the reporting unit's goodwill is compared to the carrying value of that goodwill. The Company recognizes a goodwill impairment charge for the amount by which the carrying value of goodwill exceeds the fair value. The Company has determined that there are no impairment losses in respect of goodwill for any of the periods covered by these financial statements.

  Impairment of Long-lived Assets Other than Goodwill

        The Company evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management's estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

  Fair Value of Financial Instruments

        Financial instruments carried on the balance sheet include cash and cash equivalents, term deposits, restricted cash, investments in debt and equity securities, accounts receivable, funds receivable, loans to employees, accounts payable, accrued liabilities and funds payable and amounts due to customers. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, the host contract of the capital-protected index-linked note, accounts receivable, funds receivable, accounts payable, accrued liabilities and funds payable and amounts due to customers approximate their respective fair values due to the short-term nature of those instruments. Accordingly, no credit valuation adjustment has been recorded in the consolidated financial statements for any period presented.

  Cash and Cash Equivalents and Term Deposits

        Cash and cash equivalents as of December 31, 2010 and 2011 consisted of the following:

	2010	2011	2011
	RUR	RUR	$
Cash	1,094	982	30.5
Cash equivalents:
Bank deposits	2,064	1,737	54.0
Investments in money market funds	213	3,603	111.9

Total cash and cash equivalents	3,371	6,322	196.4

        Bank deposits are classified depending on their original maturity as (i) cash and cash equivalents if the original maturities are three months or less; (ii) current term deposits if the original maturities are more than three months, but no more than one year; and (iii) non-current term deposits if the original maturities are more than one year.

  Investments in Debt Securities

        As the Company has both the positive intent and the ability to hold debt securities to maturity, the Company's investments in debt securities are classified as held to maturity and are measured and presented at amortized cost, except for the capital protected index-linked note that is presented at the fair values of its host-contract and embedded derivative components. The interest related to investments in debt securities is reported as a part of interest income in the consolidated statements of income.

        The Company evaluates the investments periodically for possible other-than-temporary impairment. A decline of fair value below amortized costs of debt securities is considered an other-than-temporary impairment if the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of the entire amortized cost basis. In those instances, an impairment charge equal to the difference between the fair value and the amortized cost basis is recognized in earnings. Regardless of the Company's intent or requirement to sell a debt security, an impairment is considered other-than-temporary if the Company does not expect to recover the entire amortized cost basis; in those instances, a credit loss equal to the difference between the present value of the cash flows expected to be collected based on credit risk and the amortized cost basis of the debt security is recognized in earnings. The Company has no current requirement or intent to sell its debt securities as of December 31, 2011. The Company expects to recover up to (or beyond) the initial cost of investment for securities held.

        Investments in debt securities as of December 31, 2010 and 2011 consisted of the following:

	2010	2011	2011
	RUR	RUR	$
Capital protected index-linked note	—	2,546	79.1
Puttable floating-rate note	—	805	25.0
Credit-linked notes	—	3,382	105.0

Total investments in debt securities	—	6,733	209.1

  Investments in Non-marketable Equity Securities

        Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Company records its share of the results of these companies within the other (expense) / income, net, line on the consolidated statements of income. Investments in the stock of entities in which the Company can exercise little or no influence are accounted for using the cost method. Both equity and cost method accounted investments are included in investments in non-marketable equity securities on the consolidated balance sheets.

        The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information.

  Accounts Receivable, Net

        Accounts receivable are stated at their net realizable value. The Company provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable from customers and other receivables. The Company evaluates the collectability of its receivables based upon various factors, including the financial condition and payment history of major customers, an overall review of collections experience of other accounts and economic factors or events expected to affect the Company's future collections.

  Funds Receivable and Funds Payable and Amounts Due to Customers

        Funds receivable and payable relate to online payments processing by Yandex.Money. When customers fund their Yandex.Money accounts using payment cards, bank accounts or a payment system, or initiate a payment transfer, there is a clearing period of some days before the cash is received by Yandex.Money or transferred to the bank.

        Yandex.Money holds customer balances as direct claims against Yandex.Money and includes such balances on the Company's consolidated balance sheet as cash and cash equivalents with an offsetting current liability in funds payable and amounts due to customers.

  Comprehensive Income

        Comprehensive income is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Accumulated comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2009, 2010 and 2011 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company's subsidiaries domiciled outside of Russia into Russian rubles.

  Advertising and Promotional Expenses

        The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2009, 2010 and 2011, promotional and advertising expenses totaled approximately RUR 78, RUR 157 and RUR 364 ($11.3), respectively.

  Government Pension Funds Contributions

        The Company makes contributions to governmental pension and social funds on behalf of its employees in Russia. Prior to 2010, the amount of contribution was included in unified social tax ("UST") and was calculated using a regressive rate from 26% to 2% based on the annual compensation of each employee. Starting from 2010, UST has been replaced with contributions to social, medical and pension funds at a flat rate (26% in 2010 and 34% in 2011) of the annual compensation of each employee not to exceed certain pre-determined amounts of compensation. These contributions are expensed as incurred.

  Recently Adopted Accounting Pronouncements

        In June 2011, the Financial Accounting Standards Board ("FASB") issued an amendment to an existing accounting standard which requires companies to present net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. In addition, in December 2011, the FASB issued an amendment to an existing accounting standard which defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. The Company adopted both standards in the fourth quarter of 2011. As the Company has historically reported a separate statement of comprehensive income, the adoption of this guidance did not have an impact on its financial statements.

        In September 2011, the FASB issued an amendment to an existing accounting standard, which provides entities an option to perform a qualitative assessment to determine whether further impairment testing on goodwill is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company adopted this standard in the fourth quarter of 2011, and the adoption did not have a material impact on its financial statements.

  Effect of Recently Issued Accounting Pronouncements

        In May 2011, the FASB issued a new accounting standard update, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial position, results of operations or cash flows.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
NET INCOME PER SHARE

3. NET INCOME PER SHARE

        Basic net income per Class A and Class B ordinary share for the years ended December 31, 2009, 2010 and 2011 is computed on the basis of the weighted average number of ordinary shares outstanding using the two class method. Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period, including restricted shares. Diluted net income per ordinary share is computed using the effect of the outstanding Share-Based Awards calculated using the "treasury stock" method.

        The computation of the diluted net income per Class A share assumes the conversion of Class B shares, while the diluted net income per Class B share does not assume the conversion of those shares. The net income per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of Share-Based Awards excluded from the diluted net income per ordinary share computation, because their effect was antidilutive for the years ended December 31, 2009, 2010 and 2011, was 5,532,755, 7,433,400 and 1,128,660, respectively.

        The components of basic and diluted net income per share were as follows:

	For the year ended December 31,
	2009		2010		2011
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUR	RUR	RUR	RUR	RUR	$	RUR	$
Net income, allocated for basic	68	1,942	352	3,465	1,785	55.4	3,988	123.9
Reallocation of net income as a result of conversion of Class B to Class A shares	1,942	—	3,465	—	3,988	123.9	—	—
Reallocation of net income to Class B shares	—	1	—	4	—	—	(18)	(0.6)

Net income, allocated for diluted	2,010	1,943	3,817	3,469	5,773	179.3	3,970	123.3
Weighted average ordinary shares outstanding—basic	10,197,052	292,912,031	28,024,801	275,792,587	97,579,615	97,579,615	217,962,024	217,962,024
Dilutive effect of:
Conversion of Class B to Class A shares	292,912,031	—	275,792,587	—	217,962,024	217,962,024	—	—
Ordinary Share-Based Awards	5,047,113	5,002,929	4,763,212	4,620,555	12,613,448	12,613,448	7,683,679	7,683,679

Weighted average ordinary shares outstanding—diluted	308,156,196	297,914,960	308,580,600	280,413,142	328,155,087	328,155,087	225,645,703	225,645,703

Net income per share attributable to ordinary shareholders:
Basic	6.63	6.63	12.56	12.56	18.30	0.57	18.30	0.57

Diluted	6.52	6.52	12.37	12.37	17.59	0.55	17.59	0.55

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

        Fair value is an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

          Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

          Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

          Level 3—inputs for the asset or liability that are not based on observable market data (unobservable inputs).

        Financial assets that are measured at fair value on a recurring basis as of December 31, 2010 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Total
	RUR	RUR	RUR
Cash equivalents:
Bank deposits(1)	—	2,064	2,064
Investments in money market funds	213	—	213
Term deposits, current	—	3,361	3,361
Term deposits, non-current	—	213	213
Loans to employees	—	47	47

	213	5,685	5,898

        Financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Total	Total
	RUR	RUR	RUR	$
Assets
Cash equivalents:
Bank deposits(1)	—	1,737	1,737	54.0
Investments in money market funds	3,603	—	3,603	111.9
Term deposits, current	—	5,169	5,169	160.6
Term deposits, non-current	—	2,454	2,454	76.2
Restricted cash	454	—	454	14.1
Loans to employees	—	139	139	4.3
Capital protected index-linked note—host contract	—	2,502	2,502	77.7
Capital protected index-linked note—derivative	—	44	44	1.4

	4,057	12,045	16,102	500.2

Liabilities
Derivative contracts	—	60	60	1.9
(1)
Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

        The total gains attributable to bank deposits and investments in money market funds amounted to RUR 67, RUR 156 and RUR 204 ($6.3) in 2009, 2010 and 2011, respectively. Such amounts are included in interest income in the consolidated statements of income.

        The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the years ended December 31, 2009, 2010 and 2011. The Company measures at fair value nonfinancial assets and liabilities recognized as a result of business combinations.

        The Company measures the fair value of investments in debt instruments carried at amortized cost for disclosure purposes. There were no investments in debt instruments as of December 31, 2010. The carrying amounts and fair values of debt instruments not recorded at fair value on a recurring basis as of December 31, 2011 were as follows:

	Carrying amount		Fair value
	RUR	$	RUR	$
Puttable floating-rate note	805	25.0	808	25.1
Credit-linked notes	3,382	105.0	3,328	103.4

Total	4,187	130.0	4,136	128.5

        The Company does not estimate the fair value non-marketable equity investments carried at cost because it did not identify events or changes in circumstances that might have had a significant adverse effect on the fair value of these investments. Furthermore, the Company believes it is not practicable to estimate the fair value of these equity investments since quoted market prices are not available and the cost of obtaining independent valuations appears excessive considering the materiality of the investments to the Company.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

5. DERIVATIVE FINANCIAL INSTRUMENTS

        The Company does not enter into derivative arrangements for hedging, trading or speculative purposes. However, some of the Company's contracts had embedded derivatives that are bifurcated and accounted for separately from the host agreements. None of these derivatives are designated as hedging instruments.

        The Company recognizes such derivative instruments as either assets or liabilities on the accompanying consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the accompanying consolidated statements of income as other (expense)/ income, net.

        The fair value of derivative instruments as of December 31, 2010 and 2011 is as follows:

	Balance Sheet Location	2010	2011	2011
		RUR	RUR	$
Derivative Assets:
Foreign exchange contracts	Investments in debt securities	—	44	1.4
Derivative Liabilities:
Foreign exchange contracts	Accounts payable and accrued liabilities	—	1	—
Foreign exchange contracts	Other accrued liabilities	—	59	1.9

Total derivative liabilities		—	60	1.9

        The effect of derivative instruments not designated as hedging instruments on income for the years ended December 31, 2009, 2010 and 2011 amounted to nil, nil and RUR 42 ($1.3), respectively.

ACCOUNTS AND FUNDS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS AND FUNDS RECEIVABLE, NET
ACCOUNTS AND FUNDS RECEIVABLE, NET

6. ACCOUNTS AND FUNDS RECEIVABLE, NET

        Accounts receivable as of December 31, 2010 and 2011 consisted of the following:

	2010	2011	2011
	RUR	RUR	$
Trade receivables	862	1,339	41.5
Allowance for doubtful accounts	(64)	(89)	(2.7)

Total accounts receivable	798	1,250	38.8

        Funds receivable as of December 31, 2010 and 2011 consisted of the following:

	2010	2011	2011
	RUR	RUR	$
Funds receivable	76	185	5.8
Allowance for doubtful accounts	(27)	(11)	(0.4)

Total funds receivable	49	174	5.4

        Movements in the allowance for doubtful accounts are as follows:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Balance at the beginning of the period	41	67	91	2.8
Charges to expenses	31	24	25	0.8
Utilization	(5)	—	(16)	(0.5)

Balance at the end of the period	67	91	100	3.1

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net of accumulated depreciation and amortization, as of December 31, 2010 and 2011 consisted of the following:

	2010	2011	2011
	RUR	RUR	$
Computer equipment	4,533	8,131	252.5
Office furniture and equipment	189	324	10.1
Land and buildings	—	404	12.6
Leasehold improvements	192	413	12.8
Other equipment	43	50	1.5
Assets not yet in use	271	1,150	35.7
Purchased technologies and licenses	542	950	29.5

Total	5,770	11,422	354.7
Less: accumulated depreciation and amortization	(2,787)	(4,449)	(138.1)

Total property and equipment, net	2,983	6,973	216.6

        Assets not yet in use primarily represent computer equipment and other assets under installation, and include the cost of the assets and other direct costs applicable to purchase and installation. Leasehold improvements in the amount of RUR 9 and RUR 66 ($2.0) are included in assets not yet in use as of December 31, 2010 and 2011, respectively.

        Depreciation and amortization expenses related to property and equipment for the years ended December 31, 2009, 2010 and 2011 amounted to RUR 872, RUR 1,147 and RUR 1,826 ($56.7), respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

        Intangible assets, net of amortization, as of December 31, 2010 and 2011 consisted of the following intangible assets acquired as part of business combinations:

		2010
	Useful life, years	Cost	Less: Accumulated amortization	Net carrying value
		RUR	RUR	RUR
Amortized intangible assets
Software	1.5 - 4.0	126	(96)	30
Customer relationships	7.0	17	(9)	8
Contracts with suppliers	0.9 - 5.9	24	(15)	9
Patents and licenses	8.5	83	(5)	78

		250	(125)	125
Unamortized intangible assets
Software under development	—	4	—	4

Total intangible assets		254	(125)	129

		2011
	Useful life, years	Cost	Less: Accumulated amortization	Net carrying value	Net carrying value
		RUR	RUR	RUR	$
Amortized intangible assets
Software	1.5 - 7.1	370	(116)	254	7.9
Customer relationships	2.6 - 15.0	83	(13)	70	2.2
Contracts with suppliers	0.9 - 5.9	23	(17)	6	0.2
Patents and licenses	3.4 - 7.1	165	(27)	138	4.3
Non-compete agreements	2.0	18	—	18	0.5

Total intangible assets		659	(173)	486	15.1

        Amortization expenses of intangible assets for the years ended December 31, 2009, 2010 and 2011 were RUR 40, RUR 34 and RUR 48 ($1.5), respectively.

        Estimated amortization expense over the next five years for intangible assets included in the accompanying consolidated balance sheet as of December 31, 2011 are as follows:

	RUR	$
For the year ending December 31, 2012	99	3.1
For the year ending December 31, 2013	98	3.0
For the year ending December 31, 2014	56	1.7
For the year ending December 31, 2015	51	1.6
For the year ending December 31, 2016	51	1.6
Thereafter	131	4.1

Total	486	15.1

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

9. GOODWILL

        In 2011, the Company acquired the SPB Software group (Note 16). In 2010, the Company completed the acquisition of a 100% ownership interest in GIS Technology LLC (Note 16). These acquisitions were accounted for as purchase business combinations resulting in the recognition of RUR 470 and RUR 62 of acquired goodwill, respectively. The changes in the carrying amount of goodwill are as follows:

	2010	2011	2011
	RUR	RUR	$
Balance at the beginning of the period	597	662	20.6
Goodwill acquired	65	470	14.6
Balance at the end of the period	662	1,132	35.2

        The Company has not recorded any impairment on goodwill.

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

        Accounts payable and accrued liabilities as of December 31, 2010 and 2011 comprise the following:

	2010	2011	2011
	RUR	RUR	$
Trade accounts payable and accrued liabilities	798	1,464	45.4
Salary and other compensation expenses payable/accrued to employees	181	258	8.0

Total accounts payable and accrued liabilities	979	1,722	53.4

INCOME TAX	12 Months Ended
Dec. 31, 2011
INCOME TAX
INCOME TAX

11. INCOME TAX

        Income taxes are computed in accordance with Russian Federation and Dutch tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for 2009, 2010, 2011 and future years. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25.5% in 2009 and 2010 and 25% in 2011.

        Dividends paid to the Company's parent company by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation. Due to the so-called participation exemption, dividends distributed by the Company's Russian subsidiaries to Yandex N.V. are exempt from tax in the Netherlands.

        Provision for income taxes for the years ended December 31, 2009, 2010 and 2011 consisted of the following:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Current provision for income tax—Russia	(706)	(1,170)	(1,689)	(52.5)
Current provision for income tax—other	(3)	(14)	(25)	(0.8)
Deferred income tax benefit—Russia	34	6	115	3.6
Deferred income tax benefit/(expense)—other	3	(8)	54	1.7

Total provision for income taxes	(672)	(1,186)	(1,545)	(48.0)

        The components of pre-tax income from continuing operations for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Income from continuing operations—Russia	3,008	5,274	7,713	239.6
Loss from continuing operations—other	(326)	(271)	(395)	(12.3)

Total income from continuing operations	2,682	5,003	7,318	227.3

        The significant majority of the Company's revenues and taxable income is generated in the Russian Federation. Yandex N.V., the Company's Dutch parent company, has no operations and primarily generates interest income and incurs corporate expenses. Therefore, the Company has reconciled its effective tax rate to its Russian statutory rate instead of to its Dutch statutory rate in the table below. The statutory Russian income tax rate reconciled to the Company's effective income tax rate is as follows for the years ended December 31, 2009, 2010 and 2011:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Expected provision at Russian statutory income tax rate (20% for 2009, 2010 and 2011)	536	1,001	1,464	45.5
Effect of:
Tax on dividends	49	94	—	—
Non-deductible share-based compensation	42	33	49	1.5
Other expenses not deductible for tax purposes	60	47	49	1.5
Difference in foreign tax rates	—	11	(15)	(0.4)
Effect of change in tax rate	—	4	(2)	(0.1)
Other permanent differences	—	26	—	—
Change in valuation allowance	(15)	(30)	—	—

Provision for income taxes	672	1,186	1,545	48.0

        As of December 31, 2010 and 2011, the Company included accruals for unrecognized income tax benefits totaling RUR 15 and RUR 85 ($2.6), respectively, as a component of other accrued liabilities and nil, nil and RUR 12 ($0.4), respectively, as a component of accounts payable and accrued liabilities. All unrecognized income tax benefits, if recognized, would affect the effective tax rate. The increases in 2009, 2010 and 2011 include RUR 4, RUR 2 and RUR 15 ($0.5), respectively, associated with interest and penalties. The interest and penalties recorded as a part of income tax expense in 2009, 2010 and 2011 were RUR 4, RUR 2 and nil, respectively. The decrease in 2011 relates to settlement of the tax liability imposed based on the results of Yandex LLC tax audit for 2008 and 2009. The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

        The Company believes it is more likely than not that all recognized income tax benefits will be sustained upon examination. However, income tax benefits in the amount of RUR 5 ($0.2) have a reasonable possibility of successfully being challenged by the tax authorities. The Company does not believe that any of the recognized income tax benefits have a reasonable possibility of successfully being challenged by the tax authorities within twelve months of December 31, 2011.

        A reconciliation of the total amounts of unrecognized income tax benefits is as follows:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Balance at the beginning of the period	4	13	15	0.5
Increases related to prior years tax positions	9	2	89	2.7
Increases related to current year tax positions	—	—	—	—
Settlements	—	—	(10)	(0.3)
Foreign currency translation adjustment	—	—	3	0.1

Balance at the end of the period	13	15	97	3.0

        Temporary differences between the tax and accounting bases of assets and liabilities give rise to the following deferred tax assets and liabilities as of December 31, 2010 and 2011:

	2010	2011	2011
	RUR	RUR	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	108	217	6.8
Allowance for doubtful accounts	13	18	0.5
Net operating loss carryforward	4	27	0.9
Property and equipment	3	4	0.1
Other	15	47	1.4
Valuation allowance	—	—	—

Total deferred tax asset	143	313	9.7
Deferred tax liability
Property and equipment	(28)	(124)	(3.9)
Intangible assets	(24)	(62)	(1.9)
Unremitted earnings	(94)	—	—
Deferred expenses	(4)	(8)	(0.2)

Total deferred tax liability	(150)	(194)	(6.0)
Net deferred tax asset/(liability)	(7)	119	3.7

Net deferred tax asset, current	27	297	9.2
Net deferred tax asset, non-current	16	11	0.4
Net deferred tax liability, non-current	(50)	(189)	(5.9)

As of December 31, 2011, Yandex N.V. had net operating loss carryforwards ("NOLs") for Dutch income tax purposes of RUR 131 ($4.1). These NOLs expire in 2020. As of December 31, 2011,a benefit of RUR 9 ($0.3) related to the Dutch NOLs described above and RUR 214 ($6.7) related to other tax effects would be recorded by the Company in additional paid-in capital if and when realized.

        The Company has not provided for dividend withholding taxes on the unremitted earnings of its foreign subsidiaries because they are considered permanently reinvested outside of the Netherlands. As of December 31, 2011, the cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUR 13,599 ($422.4). The Company estimates that the amount of the unrecognized deferred tax liability related to these earnings is approximately RUR 680 ($21.1).

        The tax years ended December 31, 2010 and 2011 remain open for examination by the Russian tax authorities at Yandex LLC. The tax years ended December 31, 2008, 2009, 2010 and 2011 remain open for examination by the Dutch tax authorities at Yandex N.V.

DIVIDENDS	12 Months Ended
Dec. 31, 2011
DIVIDENDS
DIVIDENDS

12. DIVIDENDS

        When and if the Company declares and pays dividends, it pays them in U.S. dollars. There were no dividends declared in 2011. On July 26, 2010, the Company's Board approved the payment of an interim dividend in the amount of $30.0 (RUR 911 at the exchange rate as at the approval date) that was paid in full in the third quarter of 2010. The Company's Board declared no dividends in 2009. On November 6, 2008, the Company's Board approved the payment of an interim dividend in the amount of $19.5 (RUR 525 at the exchange rate as of the approval date). A portion of the approved dividend in the amount of RUR 398 was paid in December 2008. The remaining amount of RUR 160 was paid in the first quarter of 2009.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL
SHARE CAPITAL

13. SHARE CAPITAL

        The Company has three authorized classes of ordinary shares, Class A, Class B and Class C with €0.01, € 0.10 and €0.09 par value, respectively. The principal features of the three classes of ordinary shares are as follows:

  •
  Class A shares, par value €0.01 per share, entitled to one vote per share. The Class A shares share ratably with the Class B shares, on a pari passu basis, in any dividends or other distributions.

  •
  Class B shares, par value €0.10 per share, entitled to ten votes per share. Class B shares may only be transferred to qualified holders. In order to sell a Class B share, it should be converted into a Class A share.

  •
  Class C shares, par value €0.09 per share, entitled to nine votes per share. The Class C shares are entitled to a fixed nominal amount in the event of a dividend or distribution limited to €0.01 per share in any one financial year if any such shares were to be outstanding on the record date for a dividend declaration. The Class C shares are used for technical purposes related to the conversion of Class B shares into Class A shares in connection with certain transfers or sales of Class B shares. During the periods between conversion and cancellation, all Class C shares are held by Yandex Conversion Foundation (Stichting Yandex Conversion). Yandex Conversion Foundation was incorporated under the laws of the Netherlands in October 2008 for the sole purpose of facilitating the conversion of Class B shares into Class A shares. Yandex Conversion Foundation is managed by a board of directors appointed by the Company.

        On September 21, 2009, the Company issued a Priority Share to OJSC Savings Bank of the Russian Federation ("Sberbank"). The holder of the Priority Share has the right to veto the accumulation of stakes in the Company in excess of 25% by a single entity, a group of related parties or parties acting in concert. The holder of the Priority Share does not have any rights to influence operating decisions of the Company nor is it entitled to a seat on the Company's Board. Transfer of the Priority Share requires the approval of the Board. The Priority Share has been purchased by Sberbank at its par value of €1 and is entitled to a normal pro rata dividend distribution.

        In May 2011, the Company amended its articles of association authorizing a special class of preference shares as a form of an anti-takeover defense. The Company's Board has the irrevocable authority for a period of five years to issue preference shares and grant rights to subscribe for preference shares up to the Company's authorized share capital from time to time. This authority may be renewed by a resolution of the general meeting of shareholders for a subsequent period of up to five years. The preference shares, if issued, would be entitled to receive preferential dividends at a rate of 12-month EURIBOR plus 200 basis points on the amount paid thereon, prior and in preference to distributions in respect of ordinary shares. No preference shares are issued.

        The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2010			December 31, 2011
	Ordinary shares	EUR	RUR	Ordinary shares	EUR	RUR
Authorized:	5,144,796,021			4,549,827,751
Priority share	1			1
Preference shares	—			2,000,000,001
Class A ordinary shares	4,539,525,900			2,000,000,000
Class B ordinary shares	302,635,060			273,764,304
Class C ordinary shares	302,635,060			276,063,445
Issued and fully paid:	306,122,160	€27.9	981	432,981,653	€27.9	995
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	30,058,714	0.3	14	159,217,348	1.6	66
Class B ordinary shares	273,764,304	27.4	958	164,621,382	16.5	531
Class C ordinary shares	2,299,141	0.2	9	109,142,922	9.8	399

        Treasury Class C shares are not disclosed as such due to technical nature of this class of shares.

RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

14. RELATED-PARTY TRANSACTIONS

        The Company has in place a registration rights agreement with its major shareholders that allows them to require the Company to register Class A shares held by them under the U.S. Securities Act of 1933, as amended (the "Securities Act"), under certain circumstances. In such circumstances, the Company is obliged to pay all expenses, other than underwriting commissions and discounts, relating to any such registration. Such expenses will be disclosed by the Company as related party transactions in the financial statements relating to the reporting period in which they are incurred.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

  Employee Equity Incentive Plan

        The Company has granted Share-Based Awards to employees and consultants of the Company pursuant to its Employee Share Option Plan (the "2001 Plan") and the Second Amended and Restated 2007 Equity Incentive Plan (the "2007 Plan").

        On January 29, 2001, the Supervisory Board of Yandex Technologies Ltd. ("YTL"), the former parent of the Company, approved the 2001 Plan, which provided for the issuance of up to 36,909,292 options to employees of the Company to purchase ordinary shares in YTL. On February 7, 2007, the Company's Board adopted the 2007 Plan and subsequently amended it on October 11, 2007, October 14, 2008, and November 10, 2011. A share option issued under the 2007 Plan entitles the holder to purchase an ordinary share at a specified exercise price. Share appreciation rights issued under the 2007 Plan entitle the holder to receive a number of Class A shares determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the measurement price. The 2007 Plan provides for the issuance of Share-Based Awards to employees, officers, advisors and consultants of the Company and members of the Board of the Company to acquire or, in regard to share appreciation rights ("SARs"), to benefit from the appreciation of ordinary shares representing in the aggregate a maximum of 10% of the issued share capital of the Company. In connection with a capital restructuring, all outstanding share options granted to eligible employees under the 2001 Plan were cancelled and replaced with new grants of options under the 2007 Plan. The Company recorded no additional compensation cost as a result of this cancellation and replacement because the terms of the replacement awards are substantially the same.

        Under the 2007 Plan, the award exercise or measurement price per share is set at the "fair market value" and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company's Board. For purposes of the 2007 Plan, "fair market value" means (A) at any time when the Company's shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, the closing price (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination. Share-Based Awards granted under the 2007 Plan generally vest over a four-year period. Approximately 25% of the Share-Based Awards vest after one year, with the remaining Share-Based Awards vesting in equal amounts on the last day of each quarter over the following three years. If a grantee ceases to be an eligible participant within three months following the consummation of a change of control because of termination by the grantee for good reason or because of termination by the Company for any reason other than for cause, the Share-Based Award(s) held by such grantee shall become fully vested and immediately exercisable. The maximum term of a Share-Based Award granted under the 2007 Plan may not exceed ten years. The 2007 Plan expires at midnight on October 11, 2017. After its expiration, no further grants can be made under the 2007 Plan but the vesting and effectiveness of Share-Based Awards previously granted will remain unaffected.

        The following table summarizes options activity for the Company under the 2007 Plan:

	Quantity	Weighted average exercise price per share
Outstanding as of December 31, 2008	16,676,996	$2.35

Granted	3,099,400	3.47
Exercised/repurchased	(5,538,948)	2.41
Forfeited	(1,183,391)	2.78
Cancelled	(14,000)	2.74

Outstanding as of December 31, 2009	13,040,057	$2.54

Granted	4,528,000	6.66
Exercised/repurchased	(30,375)	3.49
Forfeited	(154,625)	3.49
Cancelled	(22,750)	3.60

Outstanding as of December 31, 2010	17,360,307	$3.60

Granted	391,000	22.51
Exercised/repurchased	(3,103,275)	2.58
Forfeited	(301,764)	10.45

Outstanding as of December 31, 2011	14,346,268	$4.19

        The following table summarizes information about outstanding and exercisable options under the 2007 Plan as of December 31, 2011:

	Options Outstanding			Options Exercisable
Exercise Price($)	Number Outstanding	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number Exercisable	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
0.83	1,698,200	3.50	$32.0	1,698,200	3.50	$32.0
2.16	2,292,168	4.53	40.2	2,292,168	4.53	40.2
2.74	1,846,692	5.49	31.3	1,846,692	5.49	31.3
3.40	1,499,802	6.09	24.4	1,391,302	6.09	22.7
3.43	1,075,494	7.31	17.5	678,044	7.31	11.0
3.51	1,485,000	7.84	24.0	710,250	7.84	11.5
4.16	1,834,033	8.42	28.5	626,783	8.40	9.7
8.77	2,358,388	8.83	25.8	542,638	8.77	5.9
25.00	256,491	8.85	—	15,491	0.23	—

Total	14,346,268	6.53	$223.7	9,801,568	5.66	$164.3

        The following table summarizes information about non-vested share options under the 2007 Plan:

	Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2008	8,783,717	$1.36

Granted	3,099,400	2.18
Vested	(5,252,499)	1.28
Forfeited	(1,183,391)	1.55

Non-vested as of December 31, 2009	5,447,227	$1.86

Granted	4,528,000	4.05
Vested	(2,455,020)	1.66
Forfeited	(154,625)	2.35

Non-vested as of December 31, 2010	7,365,582	$3.26

Granted	391,000	13.58
Vested	(2,910,119)	2.87
Forfeited	(301,764)	6.32

Non-vested as of December 31, 2011	4,544,699	$4.20

        The Company also granted SARs in 2011, none of which were exercisable and all of which are outstanding as of December 31, 2011. The following table summarizes information about SARs as of December 31, 2011.

	SARS Granted & Outstanding
Exercise Price($)	Number Granted & Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Grant Date Fair Value($)	Aggregate Intrinsic Value
20.99	760,160	9.92	$12.45	—
16.95	37,500	9.98	10.00	$0.1

Total	797,660	9.92	$12.33	$0.1

        At December 31, 2011, there was RUR 891 ($27.7) of unamortized share-based compensation expense related to unvested share options and SARs which is expected to be recognized over a weighted average period of 2.63 years. The Company expects that all but an insignificant portion of options and SARs outstanding will vest and therefore has not applied a forfeiture rate in estimating the total awards expected to vest.

  Ex-Plan Restricted Shares

        The following table summarizes information about restricted shares:

	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2008	49,329	$3.40

Vested	(24,559)	3.40
Repurchased	(10,490)	3.40

Non-vested as of December 31, 2009	14,280	$3.40

Vested	(2,856)	3.40

Non-vested as of December 31, 2010	11,424	$3.40
Vested	—	—

Non-vested as of December 31, 2011	11,424	$3.40

        At December 31, 2011, there was nil of unamortized share-based compensation expense related to unvested restricted shares. The Company expects that all restricted shares outstanding will not vest as are subject to repurchase.

  Ex-Plan Options

        In January 2009, the Company hired certain former sales and product development employees of Mediaselling LLC ("Mediaselling") (Note 16). The Company granted some of these former Mediaselling employees performance-based options to purchase an aggregate of 378,000 Class A shares.

        The following table summarizes activity for these ex-plan options:

	Quantity	Weighted Average Exercise Price
Outstanding as of December 31, 2008	—	—

Granted	378,000	0.01
Outstanding as of December 31, 2009	378,000	€0.01
Forfeited	(8,400)	0.01

Outstanding as of December 31, 2010	369,600	€0.01
Forfeited	(56,000)	0.01
Exercised	(24,000)	0.01

Outstanding as of December 31, 2011	289,600	€0.01

        The following table summarizes information about non-vested ex-plan share options:

	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2008	—	—

Granted	378,000	3.42
Vested	(70,000)	3.42

Non-vested as of December 31, 2009	308,000	$3.42
Forfeited	(8,400)	3.42

Non-vested as of December 31, 2010	299,600	$3.42
Forfeited	(56,000)	3.42
Vested	(54,600)	3.42

Non-vested as of December 31, 2011	189,000	$3.42

        As of December 31, 2011, these ex-plan options have a remaining contractual life of 7.5 years; the 289,600 outstanding ex-plan options have an intrinsic value of RUR 184 ($5.7); the 100,600 exercisable ex-plan options have an intrinsic value of RUR 64 ($2.0).

        At December 31, 2011, there was RUR 19 ($0.6) of unamortized share-based compensation expense related to unvested ex-plan options.

  Restricted Share Units

        In November 2011, the Company acquired SPB Software Group (Note 16) and subsequently granted 25,000 restricted share units (RSUs) to some of the former SPB Software employees. Although these RSUs were granted ex-plan, they have the same vesting provisions as Share-Based Awards granted under the 2007 Plan. As of December 31, 2011, all of these RSUs were outstanding and non-vested. These RSUs had a grant date fair value of $16.94 per share, resulting in unamortized share-based compensation expense of RUR 14 ($0.4) that is expected to be recognized over a four-year period. As of December 31, 2011, these RSUs had an intrinsic value of RUR 16 ($0.4).

  Phantom Stock Units

        In May 2011, the Company granted ex-plan to all of its employees 77,230 phantom stock units vesting in full in December 2011. The award was fully exercised and settled in cash in December 2011. The Company recognized share-based compensation expense of RUR 43 ($1.3), related to this grant.

  Share-Based Compensation Expense

        The Company recognized share-based compensation expense of RUR 209, RUR 160 and RUR 329 ($10.2) for the years ended December 31, 2009, 2010 and 2011, respectively. The Company recognized nil, nil and RUR 27 ($0.8) in related tax benefits for the years ended December 31, 2009, 2010 and 2011, respectively.

BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

16. BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

  Acquisitions in 2011

  SPB

        In November 2011, the Company completed the acquisition of the SPB Software group ("SPB"), a mobile software developer offering a suite of mobile solutions including a mobile user interface engine for smartphones and tablets, in order to obtain a product development team and rights for technologies and software. The transaction included the acquisition of a 100% ownership in the three legal entities—SPB Software, Inc. (USA), SPB Software, Ltd. (Hong Kong), and SPB Software Co., Ltd (Thailand); as well as the acquisition of the business assets and employees of Phonesoft Consulting, Ltd. (Russia), for cash consideration of approximately $24.3 (RUR 745 at the exchange rate as of the acquisition date). An additional $14.1 (RUR 433 at the exchange rate as of the acquisition date) in consideration is payable contingent upon achieving certain technical performance targets and the continued employment of the former SPB shareholders on the first and the second anniversary of the closing of the transaction. This amount has been transferred by the Company to a special escrow account and presented as restricted cash on the consolidated balance sheets. The Company has not recorded these contingent payments as purchase price consideration but will instead record them as compensation expense on a straight-line basis as the former SPB shareholders complete their requisite service periods. The Company's consolidated financial statements reflect the preliminary allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. The completion of the valuation is subject to obtaining more information about the tax risks. The following is the condensed balance sheet of SPB as of November 23, 2011, reflecting a preliminary allocation of the purchase price to the net assets acquired:

November 23, 2011
RUR
ASSETS:
Cash and cash equivalents	10
Current assets	16
Property and equipment	4
Intangible assets	390
Goodwill	470

Total assets	890

LIABILITIES:
Current liabilities	17
Non-current liabilities	81
Deferred tax liabilities	47

Net assets	745

Total purchase consideration	745

        The RUR 470 ($14.6) assigned to goodwill primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from integration of the Company's cloud services and technologies into SPB's mobile user interface engine. Of the RUR 390 ($12.1) assigned to intangible assets, approximately RUR 233 ($7.2) relates to software that will be amortized over a period of approximately 7.1 years. The remaining RUR 157 ($4.9) assigned to intangible assets represents patents (RUR 78 ($2.4)), customer relationships (RUR 62 ($1.9)) and non-compete agreements (RUR 17 ($0.5)).

        The results of operations of SPB for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2009, 2010 and 2011. Accordingly, no pro forma financial information is presented. The results of operations of SPB did not have a material impact on the Company's results of operations for the year ended December 31, 2011.

  Blekko.com

        In August 2011, the Company completed the acquisition of a 9.7% ownership interest in Blekko, Inc. ("Blekko"), a US-based internet search engine for $15.0 (RUR 478 at the exchange rate as of the acquisition date). The Company does not exercise significant influence over Blekko and accordingly accounts for this investment under the cost method.

  Acquisitions in 2010

  GIS

        In July 2010, the Company completed the acquisition of a 100% ownership interest in GIS Technology LLC ("GIS"), a company specializing in the production of electronic maps, for cash consideration of approximately RUR 143 in order to develop in-house content for one of its key services. This acquisition was accounted for as a purchase business combination. The Company's consolidated financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. The following is the condensed balance sheet of GIS as of July 1, 2010 reflecting the allocation of the purchase price to the net assets acquired:

July 1, 2010
RUR
ASSETS:
Current assets	6
Property and equipment	1
Intangible assets	102
Goodwill	62

Total assets	171

LIABILITIES:
Current liabilities	8
Deferred tax liabilities	20

Net assets	143

Total purchase consideration	143

        The RUR 62 assigned to goodwill primarily arises due to an assembled workforce that does not qualify for separate recognition under U.S. GAAP. Of the RUR 102 assigned to intangible assets, approximately RUR 84 relates to cartographical and geodesic licenses that will be amortized over a period of approximately 8.5 years. The remaining RUR 18 assigned to intangible assets represents software to be amortized over an average period of approximately 4.3 years.

        The results of operations of GIS for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2008, 2009 and 2010. The results of operations of GIS did not have a material impact on the Company's results of operations for the year ended December 31, 2010.

  Vizi Labs

        In August 2010, the Company completed the acquisition of an indirect 18.4% ownership interest in Vizi Information Labs Ltd. ("Vizi Labs"), an Israel-based face recognition technology developer. The acquisition was made through the purchase of an 18.4% ownership interest in Vizi Lab's parent company, Vizi Labs Inc. (BVI), for cash consideration of approximately $3.0 (RUR 92 at the exchange rate as of the acquisition date). The Company believes that it exercises significant influence over Vizi Labs and accounts for this investment under the equity method.

  Acquisition in 2009

        In January 2009, the Company completed the acquisition of a 99.99% ownership interest in Awaps LLC ("Awaps") for cash consideration of approximately RUR 85 in order to improve the Company's position on the display advertising market. Prior to this acquisition, Mediaselling, one of the leading display advertising sales agencies in Russia, transferred certain technological assets to Awaps.

        This acquisition was accounted for as a purchase business combination. The Company's consolidated financial statements reflect allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. The following is the condensed balance sheet of Awaps as of January 11, 2009 reflecting the allocation of the purchase price to the net assets acquired:

January 11, 2009
RUR
ASSETS:
Intangible assets	31
Goodwill	60

Total assets	91

LIABILITIES:
Deferred tax liabilities	6

Net assets	85

Total purchase consideration	85

        RUR 60 assigned to goodwill primarily arises due to an assembled workforce that does not qualify for separate recognition under U.S. GAAP. The entire RUR 31 assigned to intangible assets represents software to be amortized over a weighted-average period of approximately 4.0 years.

        The results of operations of Awaps for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2008 and 2009. The results of operations of Awaps did not have a material impact on the Company's results of operations for the year ended December 31, 2009.

        In March 2009, the Company paid RUR 147 as contingent consideration in connection with its acquisition of Yandex.Money in 2007.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

  Lease Commitments

        In December 2008, the Company signed an agreement for a ten-year lease of office space in Moscow. The rent payments are fixed in U.S. dollars and are subject to revision based on a pre-approved formula in 2011 if there is a significant change in Moscow rent prices. The Company, together with the lessor,  is currently assessing if a significant change condition has been met. The Company can elect to cancel the agreement upon payment of a $5.0 termination penalty or, after 5 years, upon 12-months' advance notice. Additionally, the Company can substantially reduce rented space without any penalties if certain revenue targets are not achieved during the rent period. The balances under this agreement are as follows (net of applicable value added taxes):

	2010	2011	RUR
	RUR	RUR	$
Prepaid expenses	282	358	11.1
Long-term prepaid expenses	217	338	10.5

	499	696	21.6

        As of December 31, 2011, future minimum lease payments due under this lease and other non-cancellable operating leases for more than one year are as follows:

Payments due in the years ending December 31,	10-year Moscow lease	Other leases	Total	Total
	RUR	RUR	RUR	$
2012	854	507	1,361	42.3
2013	1,043	477	1,520	47.2
2014	1,071	338	1,409	43.8
2015	1,101	165	1,266	39.3
2016 and thereafter	2,935	47	2,982	92.6

Total	7,004	1,534	8,538	265.2

        For the purposes of the disclosure above, the Company assumed the full 10-year period of the lease and no changes in the rented space or rental price.

        For the years ended December 31, 2009, 2010 and 2011, rent expenses under operating leases totaled approximately RUR 734, RUR 809 and RUR 1,199 ($37.2), respectively.

  Tax Audit

        In 2010 and 2011, the Company's principal subsidiary, Yandex LLC, was subject to a tax inspection for the 2008 and 2009 tax years. As the result, the Russian tax inspectorate issued a tax claim related to the alleged underpayment of penalties and interest on withholding tax in the amount of RUR 10. The Company paid the amount claimed in full.

  Environment and Current Economic Situation

        Emerging markets such as Russia are subject to different risks than more developed markets, including economic, political and social, and legal and legislative risks. As has happened in the past, actual or perceived financial problems or an increase in the perceived risks associated with investing in emerging economies could adversely affect the investment climate in Russia and the Russian economy in general.

        The government of the Russian Federation continues to reform the business and commercial infrastructure of the country in its transition to a market economy. As a result, laws and regulations affecting businesses continue to change frequently. These changes are characterized by poor drafting, different interpretations and arbitrary application by the authorities. In particular, taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Company believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Company.

        In addition to the obligations shown in the lease commitments section above, approximately RUR 97 ($3.0) of unrecognized tax benefits have been recorded as liabilities, and the Company is uncertain as to if or when such amounts may be settled. Related to the unrecognized tax benefits not included in the table above, the Company has also recorded a liability for potential penalties of RUR 12 ($0.4) and interest of RUR 3 ($0.1). As of December 31, 2011, except for income tax contingencies described above, the Company did not accrue for any contingencies related to non-income taxes.

        The future economic direction of Russia is largely dependent upon economic, fiscal and monetary measures undertaken by the government, together with legal, regulatory, and political developments.

        The global financial turmoil that has negatively affected Russia's financial and capital markets in 2008 and 2009 has receded, and the Russian economy returned to growth in 2010 and 2011. However, significant economic uncertainties remain. Adverse changes arising from systemic risks in global financial systems, including any tightening of the credit environment or from decline in the oil and gas prices could slow or disrupt the Russian economy, adversely affect the Group's access to capital and cost of capital for the Group and, more generally, its business, results of operations, financial condition and prospects.

        Russia is facing a relatively high level of inflation (according to the government's statistical data, consumer price inflation for the years ended December 31, 2011 and 2010 was 6.1% and 8.8%, respectively).

        Because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the price of oil and gas on the world market, which fluctuated significantly during 2010 and 2009.

INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2011
INFORMATION ABOUT GEOGRAPHIC AREAS
INFORMATION ABOUT GEOGRAPHIC AREAS

18. INFORMATION ABOUT GEOGRAPHIC AREAS

        Revenues by geography are based on the billing address of the advertiser. The following table sets forth revenues and long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Revenues:
Russia	8,553	12,211	19,352	601.1
Rest of the world	176	289	681	21.1

Total revenues	8,729	12,500	20,033	622.2

Long-lived assets, net:
Russia	2,803	3,962	7,403	229.9
US	1	1	1,413	43.9
Rest of the world	83	92	395	12.3

Total long-lived assets, net	2,887	4,055	9,211	286.1

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
19. SUBSEQUENT EVENTS No material subsequent events have occurred since December 31, 2011 that required recognition or disclosure in these financial statements.